Other Accounts Receivable (Details) - Schedule of movement in impairment of other receivables - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total [Member]
Other Accounts Receivable (Details) - Schedule of movement in impairment of other receivables [Line Items]
Balance at beginning	S/ (102,050)	S/ (30,698)	S/ (25,567)
Impairment of Sucursal Colombia (Note 26.iii)			(3,283)
Impairment of Unna Transporte S.A.C. (Note 26.iii)	(227)	(11,431)	(1,457)
Impairment of Cumbra Peru S.A. (Note 26.iii)	(964)	(828)	(937)
Impairment of other minors (Note 26.iii)	(114)	(59)	(27)
Impairment of AENZA S.A.A. (Note 28.b)	(19,967)
Impairment of other minors	(34)
Reversal of impairment (Note 26.iii)	128
Impairment of Cam Holding S.P.A. (Note 28.c)		(12,511)
Impairment of Concesionaria Via Expresa Sur S.A. (Note 28.b)		(55,847)
Impairment of other minors (Note 28.b)		(513)
Write-off	986	12,205
Reversal of impairment			32
Exchange difference	(2,400)	(2,188)	387
Translations adjustments	(4,927)	(180)	154
Balance at ending	(129,569)	(102,050)	(30,698)
Claims to third parties [Member]
Other Accounts Receivable (Details) - Schedule of movement in impairment of other receivables [Line Items]
Balance at beginning	(95,828)	(30,863)	(25,567)
Impairment of Sucursal Colombia (Note 26.iii)			(3,283)
Impairment of Unna Transporte S.A.C. (Note 26.iii)	(227)	(11,431)	(1,457)
Impairment of Cumbra Peru S.A. (Note 26.iii)	(964)	(828)	(937)
Impairment of other minors (Note 26.iii)	(114)	(59)	(27)
Impairment of AENZA S.A.A. (Note 28.b)	(19,967)
Impairment of other minors	(34)
Reversal of impairment (Note 26.iii)	128
Impairment of Concesionaria Via Expresa Sur S.A. (Note 28.b)		(49,625)
Impairment of other minors (Note 28.b)		(513)
Write-off	986	(325)
Reversal of impairment			32
Exchange difference	(2,400)	(2,188)	387
Translations adjustments	(4,927)	4	(11)
Balance at ending	(123,347)	(95,828)	(30,863)
Guaranties Retention [Member]
Other Accounts Receivable (Details) - Schedule of movement in impairment of other receivables [Line Items]
Balance at beginning		165
Impairment of Cam Holding S.P.A. (Note 28.c)		(12,511)
Write-off		12,530
Translations adjustments		(184)	165
Balance at ending			S/ 165
Tax credit [Member]
Other Accounts Receivable (Details) - Schedule of movement in impairment of other receivables [Line Items]
Balance at beginning	(6,222)
Impairment of Concesionaria Via Expresa Sur S.A. (Note 28.b)		(6,222)
Balance at ending	S/ (6,222)	S/ (6,222)